Organization (Details) (USD $)	8 Months Ended
Nov. 22, 2011
Organization [Line Items]
Number of series	27
Number of funds not subject of report	24
Number of tangible commodities	16
Number of financials of major currencies and U.S. Treasury securities	8
ProShares Managed Futures Strategy [Member]
Organization [Line Items]
Aggregate purchase of each Managed Futures Fund	200
ProShares Commodity Managed Futures Strategy [Member]
Organization [Line Items]
Aggregate purchase of each Managed Futures Fund	200
ProShares Financial Managed Futures Strategy [Member]
Organization [Line Items]
Aggregate purchase of each Managed Futures Fund	200